Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The Company’s revenue disaggregated by geographic region is as follows (in thousands):

	Year Ended December 31,
	2023	2022
Geographic region:
United States	$473,465	$620,942
Rest of world 1	53,644	71,257

Total revenue	$527,109	$692,199

1	Consists of Canada, United Kingdom and France. Other than the United Sates, no single country accounted for more than 10% of the Company’s total revenue.